EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2013
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS

19.	EQUITY METHOD INVESTMENTS

As of December 31, the Company had the following participation in investments that are recorded using the equity method:

	2013	2012
CalPetro Tankers (Bahamas I) Limited	100%	100%
CalPetro Tankers (Bahamas II) Limited	100%	100%
CalPetro Tankers (IOM) Limited	100%	100%
Orion Tankers Ltd.	—	50%
Frontline 2012 Ltd.	5.4%	7.9%

In January 2013, the Company sold its 50% shareholding in Orion Tankers Ltd for book value of $242,000.

In January 2013, the Company paid $6.0 million for 1,143,000 shares in a private placement by Frontline 2012 of 59 million new ordinary shares at a subscription price of $5.25 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 7.9% to 6.3%. The Company recognized a gain on the dilution of its ownership of $5.2 million in the first quarter of 2013, which is recognized in 'Equity gains (losses) of unconsolidated subsidiaries and associated companies'.

In September 2013, Frontline 2012 completed a private placement of 34.1 million new ordinary shares of $2.00 par value at a subscription price of $6.60. The Company did not participate in this private placement and its ownership decreased from 6.3% to 5.4%. The Company recognized a gain on the dilution of its ownership of $4.7 million in the third quarter of 2013.

In October 2013, Frontline 2012 paid a stock dividend of one share in Avance Gas for every 124.55 shares held in Frontline 2012. The Company received 108,069 shares valued at $1.3 million, which was credited against the investment and recorded in marketable securities.

At December 31, 2013, the quoted value of the Company's investment in Frontline 2012 was $109.9 million (2012: $59.5 million). The amount of retained earnings at December 31, 2013 that represents undistributed earnings of Frontline 2012 is $13.1 million (2012: $0.3 million).

Summarized financial statements of Frontline 2012 are as follows:

(in thousands of $)	2013	2012
Current assets	480,177	167,560
Non current assets	1,193,803	974,598
Current liabilities	108,852	11,837
Non current liabilities	501,971	640,894

(in thousands of $)	2013	2012	2011
Operating revenues	133,900	140,849	—
Net operating income (loss)	65,755	25,673	(130)
Net income (loss)	69,499	8,055	(130)

Dividends of $1.3 million were received from equity method investees in the year ended December 31, 2013 (2012: nil and 2011: $0.5 million).

The Company has determined it is not the primary beneficiary of the variable interest entities, CalPetro Tankers (Bahamas I) Limited ("CalPetro BI"), CalPetro Tankers (Bahamas II) Limited ("CalPetro BII") and CalPetro Tankers (IOM) Limited ("CalPetro IOM"), and as such, these entities are being accounted for under the equity method. These companies were incorporated in 1994 for the purpose of acquiring three oil tankers from Chevron Transport Corporation ("Chevron") and concurrently charter these vessels back to Chevron on long-term charter agreements. The companies were acquired by Independent Tankers Corporation ("ITC"), a wholly owned subsidiary of ITCL, which in turn is an 82.47% owned subsidiary of the Company. The Company does not guarantee the debt of these entities and the net assets of the three entities that are not consolidated total $1.1 million (2012: $1.6 million). The Company's exposure is limited to its share of the net assets of these three entities while the Chevron charters are still in place.

Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method as of December 31, is as follows:

(in thousands of $)	2013	2012
Current assets	15,457	15,811
Non current assets	5,132	15,090
Current liabilities	9,981	10,229
Non current liabilities	9,525	19,051

(in thousands of $)	2013	2012	2011
Net operating revenues	1,651	2,473	3,295
Net operating income	1,353	2,155	2,912
Net loss	(538)	(544)	(600)